BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2022
Borrowings [abstract]
Schedule of Borrowings by Nature

		At June 30, 2022							At December 31, 2021
(in millions of Euros)		Nominal Value in Currency		Nominal rate	Nominal Value in Euros	(Arrange-ment fees)	Accrued interests	Carrying value	Carrying value
Secured Pan-U.S. ABL (due 2026) (A)			$150	Floating	145	—	1	146	—
Secured PGE French Facility (repaid in May 2022) (B)			€180	Floating	—	—	—	—	180
Senior Unsecured Notes
Issued November 2017 and	due 2026		$300	5.875%	289	(2)	6	293	268
Issued November 2017 and	due 2026		€400	4.250%	400	(4)	6	402	402
Issued June 2020 and	due 2028		$325	5.625%	313	(5)	1	309	284
Issued February 2021 and	due 2029		$500	3.750%	481	(6)	4	479	438
Issued June 2021 and	due 2029		€300	3.125%	300	(5)	5	300	300
Unsecured Swiss Facility (repaid in June 2022)		CHF	15	1.175%	—	—	—	—	14
Lease liabilities					175	—	1	176	183
Other loans (C)					53	—	—	53	60
Total Borrowings					2,156	(22)	24	2,158	2,129

Of which non-current								1,949	1,871
Of which current								209	258
(A)In June 2022, the Pan-U.S. ABL was amended to, among other things, increase the commitment to $500 million, provide an incremental revolving credit facility accordion of up to $100 million, and replace the LIBOR reference rate by the SOFR reference rate.
(B)The initial maturity date of the PGE was May 2021 with an option for Constellium to extend for up to 5 years. In May 2021, the maturity date was extended to May 2022. In May 2022, the PGE was repaid accordingly.
(C)Other loans include €39 million of financial liabilities relating to the sale and leaseback of assets that were considered to be financing arrangements in substance.
Schedule of Movement in Borrowings

(in millions of Euros)	At June 30, 2022	At December 31, 2021
At January 1,	2,129	2,391
Cash flows
Proceeds from issuance of long-term borrowings (A)	—	712
Repayments of long-term borrowings (B)	(186)	(1,053)
Net change in revolving credit facilities and short-term borrowings (C)	124	(4)
Lease repayments	(20)	(32)
Payment of deferred financing costs	—	(13)
Non-cash changes
Movement in accrued interest	(1)	(11)
Changes in leases and other loans	8	18
Deferred arrangement fees	2	16
Effects of changes in foreign exchange rates	102	105
At the end of the period	2,158	2,129
(A)In February 2021, Constellium SE issued $500 million 3.750% Sustainability-Linked Senior Notes (€412 million converted at the issuance date exchange rate). In June 2021, Constellium SE issued €300 million 3.125% Sustainability-Linked Senior Notes.
(B)For the six months ended June 30, 2022, repayments of long-term borrowings included the repayment of the PGE.
In February 2021, Constellium SE tendered and redeemed the $650 million 6.625% Senior Notes due 2025 (€536 million converted at the redemption date exchange rate). In June 2021, Constellium SE redeemed the $400 million 5.750% Senior Notes due 2024 (€328 million converted at the redemption date exchange rate). In November 2021, Constellium SE partially redeemed $200 million (€177 million converted at the repayment date exchange rate) of the $500 million outstanding aggregate principal amount of the 5.875% Senior Notes due 2026.
(C)For the six months ended June 30, 2022, the net change in revolving credit facilities and short-term borrowings included the net proceeds from the Pan-U.S. ABL and the repayment of the Swiss facility.

Schedule of Currency Concentration of Total Borrowings

(in millions of Euros)	At June 30, 2022	At December 31, 2021
U.S. Dollar	1,288	1,055
Euro	861	1,048
Other currencies	9	26
Total borrowings	2,158	2,129